Real Property Interests (Tables)	9 Months Ended
Sep. 30, 2015
Real Property Interests
Summary of the Partnership's real property interests

	September 30,	December 31,
	2015	2014	2013
Land	$8,262,784	$7,209,933	$3,354,119
Real property interests – perpetual	85,756,805	75,926,262	68,728,763
Real property interests – non-perpetual	258,394,847	209,485,179	183,031,371
Total land and real property interests	352,414,436	292,621,374	255,114,253
Accumulated amortization	(12,387,800)	(8,507,384)	(3,942,232)
Land and net real property interests	$340,026,636	$284,113,990	$251,172,021

Schedule of the preliminary allocations of purchase price

		Investments in real	In-place lease	Above-market	Below-market	Total purchase
Year	Land	property interests	intangibles	lease intangibles	lease intangibles	price
2014(1)	$—	$5,482,055	$152,067	$—	$(249,612)	$5,384,510
2013(1)	1,301,916	29,419,297	1,033,601	48,845	(1,497,400)	30,306,259

Acquired Assets 2015(2)	2,369,474	62,004,561	1,799,934	1,382,316	(3,763,279)	63,793,006
Acquired Assets 2014(2)	2,539,191	29,179,701	887,274	597,279	(1,527,346)	31,676,099
Acquired Assets 2013(2)	823,260	41,348,431	1,199,638	343,129	(1,562,855)	42,151,603
(1)	Acquisitions as included within the Contributing Landmark Funds.
(2)	Represents prior-period financial information retroactively adjusted for Acquisitions made under common control and the Acquired Funds. See Note 1 and 3 for additional information.

Schedule of unaudited pro forma results

	Nine Months Ended September 30,		Year Ended December 31,
	2015	2014	2014	2013
Revenue	$22,253,132	$21,380,394	$28,507,192	$27,794,512
Net income (loss)	(1,935,530)	4,763,582	6,351,442	5,638,763
Net income (loss) per limited partner unit:
Common units – basic and diluted	$(0.01)	n/a	$0.15	n/a
Subordinated units – basic and diluted	(0.21)	n/a	0.15	n/a

Schedule of future estimated amortization of real property interests

2015	$4,836,941
2016	4,836,941
2017	4,836,941
2018	4,834,348
2019	4,832,155
Thereafter	176,800,469
Total	$200,977,795